Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Schedule of estimated useful lives of the assets

Estimated useful life
Office furniture and equipment	3 years
Computer equipment	3 years
Servers and network equipment	3 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement